Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt
Debt

NOTE 15. DEBT

The components of our total indebtedness at June 30, 2011 and December 31, 2010 (in thousands), were as follows:

	June 30, 2011	December 31, 2010
1.75% Convertible Senior Subordinated Notes due 2015	$379,500	$379,500
Unamortized discount on 1.75% Convertible Senior Subordinated Notes due 2015	(90,644)	(100,578)

1.75% Convertible Senior Subordinated Notes due 2015, net	$288,856	$278,922

7.00% Senior Notes due 2019	$500,000	$—
7.00% Senior Notes due 2020	$400,000	$400,000
Unamortized initial purchaser's discount	(11,079)	(13,284)

7.00% Senior Notes due 2020, net	$388,921	$386,716

7.25% Senior Notes due 2022	$400,000	$—
3.25% AMS Convertible Notes due 2036	$94,960	$—
4.00% AMS Convertible Notes due 2041	$151,887	$—
Term Loan Facility Due 2015	$—	$400,000
Term Loan A Facility Due 2016	$1,500,000	$—
Term Loan B Facility Due 2018	$700,000	$—
Other long-term debt	$5,549	$5,156

Total long-term debt, net	$4,030,173	$1,070,794

Less current portion	$601,498	$24,993

Total long-term debt, less current portion, net	$3,428,675	$1,045,801

Credit Facility

In October 2009, we established a $300 million, three-year senior secured revolving credit facility (the 2009 Credit Facility) with JP Morgan Chase Bank, Barclays Capital and certain other lenders. The 2009 Credit Facility was available for letters of credit, working capital and general corporate purposes. The 2009 Credit Facility also permitted up to $100 million of additional revolving or term loan commitments from one or more of the existing lenders or other lenders.

Financing costs of $5.2 million paid to establish the 2009 Credit Facility were deferred and were being amortized to interest expense over the life of the 2009 Credit Facility.

On November 30, 2010, we terminated the 2009 Credit Facility. Concurrent with the termination of the 2009 Credit Facility, we established a $400 million, five-year senior secured term loan facility (the Term Loan Facility), and a $500 million, five-year senior secured revolving credit facility (the 2010 Revolving Credit Facility and, together with the Term Loan Facility, the 2010 Credit Facility) with JP Morgan Chase Bank, Royal Bank of Canada, and certain other lenders. The 2010 Credit Facility was established primarily to finance our acquisition of Qualitest and was available for working capital, general corporate purposes and letters of credit. The agreement governing the 2010 Credit Facility (the 2010 Credit Agreement) also permitted up to $200 million of additional revolving or term loan commitments from one or more of the existing lenders or other lenders with the consent of the JP Morgan Chase Bank (the administrative agent) without the need for consent from any of the existing lenders under the 2010 Credit Facility.

The obligations of the Company under the 2010 Credit Facility were guaranteed by certain of the Company's domestic subsidiaries and were secured by substantially all of the assets of the Company and the subsidiary guarantors. The 2010 Credit Facility contained certain usual and customary covenants, including, but not limited to covenants to maintain maximum leverage and minimum interest coverage ratios. Borrowings under the 2010 Credit Facility bore interest at an amount equal to a rate calculated based on the type of borrowing and the Company's Leverage Ratio. For term loans and revolving loans (other than Swing Line Loans), the Company had been permitted to elect to pay interest based on an adjusted LIBOR rate plus between 2.00% and 2.75% or an Alternate Base Rate (as defined in the 2010 Credit Agreement) plus between 1.00% and 1.75%. The Company had also paid a commitment fee of between 35 to 50 basis points, payable quarterly, on the average daily unused amount of the Revolving Credit Facility.

Financing costs of $16.5 million paid to establish the 2010 Credit Facility were deferred and were amortized to interest expense over the life of the 2010 Credit Facility. Financing costs associated with the 2009 Credit Facility not yet amortized as of November 30, 2010 totaled approximately $3.2 million on November 30, 2010. In accordance with the applicable accounting guidance for debt modifications, upon the termination of the 2009 Credit Facility, approximately $0.3 million of this amount was written off in proportion to decreased lending capacity provided by certain individual loan syndicates with a corresponding charge to earnings. The remaining $2.9 million was deferred and will be amortized over the life of the 2010 Credit Facility.

On June 17, 2011, we terminated the 2010 Credit Facility. Concurrent with the termination of the 2010 Credit Facility, we established a $1,500 million, five-year senior secured term loan facility (the Term Loan A Facility), a $700 million, seven-year senior secured term loan facility (the Term Loan B Facility, and, together with the Term Loan A Facility, the Term Loan Facilities), and a $500 million, five-year senior secured revolving credit facility (the 2011 Revolving Credit Facility and, together with the Term Loan Facilities, the 2011 Credit Facility) with Morgan Stanley Senior Funding, Inc., as administrative agent, Bank of America, N.A., as Syndication Agent, and certain other lenders. The 2011 Credit Facility was established primarily to finance our acquisition of AMS and is available for working capital, general corporate purposes and lines of credit. The agreement governing the 2011 Credit Facility (the 2011 Credit Agreement) also permits up to $500 million of additional revolving or term loan commitments from one or more of the existing lenders or other lenders with the consent of Morgan Stanley Senior Funding, Inc. (the administrative agent) without the need for consent from any of the existing lenders under the 2011 Credit Facility.

The obligations of the Company under the 2011 Credit Facility are guaranteed by certain of the Company's domestic subsidiaries and are secured by substantially all of the assets of the Company and the subsidiary guarantors. The 2011 Credit Facility contains certain usual and customary covenants, including, but not limited to covenants to maintain maximum leverage and minimum interest coverage ratios. Borrowings under the 2011 Credit Facility bear interest at an amount equal to a rate calculated based on the type of borrowing and the Company's Leverage Ratio. For term A loans and revolving loans (other than Swing Line Loans), the Company is permitted to elect to pay interest based on an adjusted LIBOR rate plus between 1.75% and 2.50% or an Alternate Base Rate (as defined in the 2011 Credit Agreement) plus between 0.75% and 1.50%. For term B loans, the Company may elect to pay interest based on an adjusted LIBOR rate plus 3.00% or an Alternate Base Rate plus 2.00%. The Company will pay a commitment fee of between 37.5 to 50 basis points, payable quarterly, on the average daily unused amount of the Revolving Credit Facility.

Financing costs of $55.0 million paid to establish the 2011 Credit Facility, including $43.4 million paid to investment bankers that also helped structure the AMS acquisition, were deferred and are being amortized to interest expense over the life of the 2011 Credit Facility. Unamortized financing costs associated with the prior credit facilities as of November 30, 2010 totaled approximately $14.7 million on June 17, 2011. In accordance with the applicable accounting guidance for debt modifications and extinguishments, approximately $8.5 million of this amount was written off and is included in the Condensed Consolidated Statements of Operations as a Loss on extinguishment of debt, net. The remaining $6.2 million was deferred to be amortized over the life of the 2011 Credit Facility.

We recognized $10.9 million and $2.0 million of interest expense related to our Credit Facilities for the six months ended June 30, 2011 and 2010, respectively.

7.00% Senior Notes Due 2019

On June 8, 2011, we issued $500 million in aggregate principal amount of 7.00% Notes due 2019 (the 2019 Notes) at an issue price of par. The 2019 Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The 2019 Notes are senior unsecured obligations of the Company and are guaranteed on a senior unsecured basis by certain of the Company's domestic subsidiaries. Interest on the 2019 Notes is payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2012. The 2019 Notes will mature on July 15, 2019, subject to earlier repurchase or redemption in accordance with the terms of the Indenture incorporated by reference herein. We received proceeds of approximately $485.9 million from the issuance, net of certain costs of the offering, including $9.9 million of costs paid to investment bankers that also helped structure the AMS acquisition.

On or after July 15, 2015, the Company may on any one or more occasions redeem all or a part of the 2019 Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2015 to and including July 14, 2016	103.500%
From July 15, 2016 to and including July 14, 2017	101.750%
From July 15, 2017 and thereafter	100.000%

In addition, at any time prior to July 15, 2015, Endo may on any one or more occasions redeem all or a part of the 2019 notes at a specified redemption price set forth in the Indenture, plus accrued and unpaid interest and additional interest, if any.

At any time prior to July 15, 2014, the Company may redeem up to 35% of the aggregate principal amount of the 2019 Notes at a specified redemption price set forth in the Indenture, plus accrued and unpaid interest and additional interest, if any, with the net cash proceeds of an equity offering subject to certain provisions. If the Company experiences certain change of control events, it must offer to repurchase the 2019 Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.

The Indenture contains covenants that, among other things, restrict the Company's ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to the Company, create certain liens, merge, consolidate, or sell substantially all of the Company's assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2019 Notes receiving investment grade credit ratings.

We recognized $2.3 million of interest expense related to our 2019 Notes for the six months ended June 30, 2011.

7.00% Senior Notes Due 2020

In November 2010, we issued $400 million in aggregate principal amount of 7.00% Senior Notes due 2020 (the 2020 Notes) at an issue price of 99.105%. The 2020 Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The 2020 Notes are senior unsecured obligations of the Company and are guaranteed on a senior unsecured basis by certain of the Company's domestic subsidiaries. Interest on the 2020 Notes is payable semiannually in arrears on June 15 and December 15 of each year, beginning on June 15, 2011. The 2020 Notes will mature on December 15, 2020, subject to earlier repurchase or redemption in accordance with the terms of the Indenture incorporated by reference herein. We received proceeds of approximately $386.6 million from the issuance, net of the initial purchaser's discount and certain other costs of the offering.

On or after December 15, 2015, the Company may on any one or more occasions redeem all or a part of the 2020 Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From December 15, 2015 to and including December 14, 2016	103.500%
From December 15, 2016 to and including December 14, 2017	102.333%
From December 15, 2017 to and including December 14, 2018	101.167%
From December 15, 2018 and thereafter	100.000%

In addition, at any time prior to December 15, 2013, the Company may redeem up to 35% of the aggregate principal amount of the 2020 Notes at a specified redemption price set forth in the Indenture, plus accrued and unpaid interest and additional interest, if any, with the net cash proceeds of an equity offering subject to certain provisions. If the Company experiences certain change of control events, it must offer to repurchase the 2020 Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.

The Indenture contains covenants that, among other things, restrict the Company's ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to the Company, create certain liens, merge, consolidate, or sell substantially all of the Company's assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2020 Notes receiving investment grade credit ratings.

We recognized $14.4 million of interest expense related to our 2020 Notes for the six months ended June 30, 2011.

7.25% Senior Notes Due 2022

On June 8, 2011, we issued $400 million in aggregate principal amount of 7.25% Senior Notes due 2022 (the 2022 Notes) at an issue price of par. The 2022 Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The 2022 Notes are senior unsecured obligations of the Company and are guaranteed on a senior unsecured basis by certain of the Company's domestic subsidiaries. Interest on the 2022 Notes is payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2012. The 2022 Notes will mature on January 15, 2022, subject to earlier repurchase or redemption in accordance with the terms of the Indenture incorporated by reference herein. We received proceeds of approximately $388.7 million from the issuance, net of certain costs of the offering, including $7.9 million of costs paid to investment bankers that also helped structure the AMS acquisition.

On or after July 15, 2016, the Company may on any one or more occasions redeem all or a part of the 2022 Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2016 to and including July 14, 2017	103.625%
From July 15, 2017 to and including July 14, 2018	102.417%
From July 15, 2018 to and including July 14, 2019	101.208%
From July 15, 2019 and thereafter	100.000%

In addition, at any time prior to July 15, 2016, Endo may on any one or more occasions redeem all or a part of the 2022 notes at a specified redemption price set forth in the Indenture, plus accrued and unpaid interest and additional interest, if any.

At any time prior to July 15, 2014, the Company may redeem up to 35% of the aggregate principal amount of the 2022 Notes at a specified redemption price set forth in the Indenture, plus accrued and unpaid interest and additional interest, if any, with the net cash proceeds of an equity offering subject to certain provisions. If the Company experiences certain change of control events, it must offer to repurchase the 2022 Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.

The Indenture contains covenants that, among other things, restrict the Company's ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to the Company, create certain liens, merge, consolidate, or sell substantially all of the Company's assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the 2022 Notes receiving investment grade credit ratings.

We recognized $1.9 million of interest expense related to our 2022 Notes for the six months ended June 30, 2011.

1.75% Convertible Senior Subordinated Notes Due 2015

In April 2008, we issued $379.5 million in aggregate principal amount of 1.75% Convertible Senior Subordinated Notes due April 15, 2015 (the Convertible Notes) in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.

We received proceeds of approximately $370.7 million from the issuance, net of the initial purchaser's discount and certain other costs of the offering. Interest is payable semiannually in arrears on each April 15 and October 15 with the first interest payment being made on October 15, 2008. The Convertible Notes will mature on April 15, 2015, unless earlier converted or repurchased by us.

Holders of the Convertible Notes may convert their notes based on a conversion rate of 34.2466 shares of our common stock per $1,000 principal amount of notes (the equivalent of $29.20 per share), subject to adjustment upon certain events, only under the following circumstances as described in the Indenture for the Convertible Notes (the Indenture): (1) during specified periods, if the price of our common stock reaches specified thresholds; (2) if the trading price of the Convertible Notes is below a specified threshold; (3) at any time after October 15, 2014; or (4) upon the occurrence of certain corporate transactions. We will be permitted to deliver cash, shares of Endo common stock or a combination of cash and shares, at our election, to satisfy any future conversions of the Convertible Notes. It is our current intention to settle the principal amount of any conversion consideration in cash. The Convertible Notes became convertible at the option of holders beginning July 1, 2011. The conversion right was triggered on June 16, 2011, when the closing sale price of the Company's common stock on the NASDAQ Stock Exchange exceeded $37.96 (130% of the conversion price of $29.20) for the 20th trading day in the 30 consecutive trading days ending on June 30, 2011.

In the event that holders of Convertible Notes elect to convert, the Company expects to fund any cash settlement of any such conversion from working capital, borrowings under its credit facility, and/or cash proceeds from the exercising of common stock call options under the convertible note hedge described in more detail below. As a result of the Convertible Notes becoming convertible, the Company has included the Convertible Notes in the current portion of long-term debt on its consolidated balance sheet as of June 30, 2011. The Company will reassess the convertibility of the Convertible Notes, and the related balance sheet classification, on a quarterly basis. In the event that a holder exercises the right to convert his Convertible Notes, the Company will write-off a ratable portion of the associated debt issuance costs. There have been no conversions as of the date of this filing.

Concurrently with the issuance of the Convertible Notes, we entered into a privately negotiated convertible note hedge transaction with affiliates of the initial purchasers. Pursuant to the hedge transaction we purchased common stock call options intended to reduce the potential dilution to our common stock upon conversion of the Convertible Notes by effectively increasing the initial conversion price of the Convertible Notes to $40.00 per share, representing a 61.1% conversion premium over the closing price of our common stock on April 9, 2008 of $24.85 per share. The call options allow us to purchase up to approximately 13.0 million shares of our common stock at an initial strike price of $29.20 per share. The call options expire on April 15, 2015 and must be net-share settled. The cost of the call option was approximately $107.6 million. In addition, we sold warrants to affiliates of certain of the initial purchasers whereby they have the option to purchase up to approximately 13.0 million shares of our common stock at an initial strike price of $40.00 per share. The warrants expire on various dates from July 14, 2015 through October 6, 2015 and must be net-share settled. We received approximately $50.4 million in cash proceeds from the sale of these warrants. The warrant transaction could have a dilutive effect on our net income per share to the extent that the price of our common stock exceeds the strike price of the warrants at exercise.

As discussed in Note 13, in periods in which our common stock price exceeds the conversion price of the Convertible Notes or the strike price of the warrants, we include the effects of the additional shares that may be issued in our diluted net income per share calculation using the treasury stock method.

On January 1, 2009 the Company retrospectively adopted the provisions of the authoritative guidance relating to the accounting for convertible debt instruments. The guidance requires that issuers of convertible debt instruments that may be settled in cash or other assets on conversion to separately account for the liability and equity components of the instrument in a manner that will reflect the entity's nonconvertible debt borrowing rate on the instrument's issuance date when interest cost is recognized in subsequent periods.

As a result of our adoption, we separated the debt portion of our Convertible Notes from the equity portion at their fair value retrospective to the date of issuance and are amortizing the resulting discount into interest expense over the life of the Convertible Notes.

The carrying values of the debt and equity components of our Convertible Notes at June 30, 2011 and December 31, 2010 are as follows (in thousands):

	June 30, 2011	December 31, 2010
Principal amount of Convertible Notes	$379,500	$379,500
Unamortized discount related to the debt component(1)	(90,644)	(100,578)

Net carrying amount of the debt component	$288,856	$278,922

Carrying amount of the equity component	$142,199	$142,199

(1)	Represents the unamortized portion of the original purchaser's discount and certain other costs of the offering as well as the unamortized portion of the discount created from the separation of the debt portion of our Convertible Notes from the equity portion. This discount will be amortized to interest expense over the term of the Convertible Notes.

We recognized $13.3 million and $12.4 million of interest expense for the six months ended June 30, 2011 and 2010, respectively. For the amounts recognized in 2011, $3.3 million related to the contractual interest payments and $10.0 million related to the amortization of the debt discount and certain other costs of the offering. This compared to $3.3 million of contractual interest payments and $9.1 million related to the amortization of the debt discount and certain other costs of the offering for the six months ended June 30, 2010.

3.25% Convertible AMS Notes Due 2036 and 4.00% Convertible AMS Notes Due 2041

As a result of our acquisition of AMS, the Company assumed AMS's 3.25% Convertible Notes due 2036 (the 2036 Notes) and 4.00% Convertible Notes due 2041 (the 2041 Notes and, together with the 2036 Notes, the AMS Notes). In accordance with the indentures governing the AMS Notes, the AMS Notes were immediately convertible upon the closing of Endo's acquisition of AMS. From the AMS Acquisition Date until June 30, 2011, we paid $1.6 million to redeem $1.0 million of the 2036 Notes at a stated conversion premium of 1.5571. During the same period, we paid $271.6 million to redeem $160.3 million of the 2041 Notes at a stated conversion premium of 1.6940.

Based on the terms of the indentures governing the AMS Notes and the stated conversion premiums, we expect to pay $95.0 million for the remaining principal amount of $61.0 million on the 2036 Notes and $151.9 million for the remaining principal amount of $89.7 million on the 2041 Notes, excluding any accrued interest.

We recognized $0.1 million of interest expense related to the AMS Notes for the six months ended June 30, 2011.

Non-recourse Notes

On August 26, 2008, Indevus closed a private placement to institutional investors of $105.0 million in aggregate principal amount of 16% non-convertible, non-recourse, secured promissory notes due 2024 (Non-recourse Notes). The Non-recourse Notes were issued by Ledgemont Royalty Sub LLC (Royalty Sub), which was a wholly-owned subsidiary of Indevus at the time of the Non-recourse Note issuance and subsequently became a wholly-owned subsidiary of the Company upon our acquisition of Indevus. As of the Indevus Acquisition Date, the Company recorded these notes at their fair value of approximately $115.2 million and began amortizing these notes to their face value of $105.0 million at maturity in 2024.

In August 2009, the Company commenced a cash tender offer for any and all outstanding Non-recourse notes. The purpose of the tender offer was to acquire any and all Notes to reduce our consolidated interest expense. The aggregate principal amount of Non-recourse Notes purchased represented approximately 46% of the $105 million aggregate principal amount of Non-recourse Notes that were outstanding prior to the Expiration Time. Accordingly, the Company recorded a $4.0 million gain on the extinguishment of debt, net of transaction costs. The gain was calculated as the difference between the aggregate amount paid to purchase the Non-recourse Notes and their carrying amount.

During the third quarter of 2010, Endo notified the holders of its intent to exercise its option to redeem the remaining $57 million of principal at 108% of the principal amount for approximately $62 million (amount excludes accrued and unpaid interest) on November 5, 2010. The Non-recourse Notes were redeemed in November 2010.

NOTE 18. DEBT

The components of our total indebtedness for the years ended December 31 (in thousands), were as follows:

	2010	2009
7.00% Senior Notes due 2020	400,000	—
Unamortized initial purchaser's discount and debt issuance costs	(13,284)	—

7.00% Senior Notes due 2020, net	$386,716	$—

1.75% Convertible Senior Subordinated Notes due 2015	379,500	379,500
Unamortized discount on 1.75% Convertible Senior Subordinated Notes due 2015	(100,578)	(119,221)

1.75% Convertible Senior Subordinated Notes due 2015, net	$278,922	$260,279

2010 Credit Facility, Term Loan due 2015, net	$400,000	$—
16% Non-recourse notes due 2024, net	$—	$62,255
Other long-term debt, net	$5,156	$—

Total long-term debt, net	$1,070,794	$322,534

Less current portion	$24,993	$—

Total long-term debt, less current portion, net	$1,045,801	$322,534

Credit Facility

In October 2009, we established a $300 million, three-year senior secured revolving credit facility (the 2009 Credit Facility) with JP Morgan Chase Bank, Barclays Capital and certain other lenders. The 2009 Credit Facility was available for letters of credit, working capital and general corporate purposes. The 2009 Credit Facility also permitted up to $100 million of additional revolving or term loan commitments from one or more of the existing lenders or other lenders.

Financing costs of $5.2 million paid to establish the 2009 Credit Facility were deferred and were being amortized to interest expense over the life of the 2009 Credit Facility. No amounts were drawn under the 2009 Credit Facility in 2009 or 2010.

On November 30, 2010, we terminated the 2009 Credit Facility. Concurrent with the termination of the 2009 Credit Facility, we established a $400 million, five-year senior secured term loan facility (the Term Loan Facility), and a $500 million, five-year senior secured revolving credit facility (the Revolving Credit Facility and, together with the Term Loan Facility, the 2010 Credit Facility) with JP Morgan Chase Bank, Royal Bank of Canada, and certain other lenders. The 2010 Credit Facility was established primarily to finance our acquisition of Qualitest and is available for working capital and general corporate purposes. The agreement governing the 2010 Credit Facility (the 2010 Credit Agreement) also permits up to $200 million of additional revolving or term loan commitments from one or more of the existing lenders or other lenders with the consent of the JP Morgan Chase Bank (the Administrative Agent) without the need for consent from any of the existing lenders under the 2010 Credit Facility.

The obligations of the Company under the 2010 Credit Facility are guaranteed by certain of the Company's domestic subsidiaries and are secured by substantially all of the assets of the Company and the subsidiary guarantors. The 2010 Credit Facility contains certain usual and customary covenants, including, but not limited to covenants to maintain maximum leverage and minimum interest coverage ratios. Borrowings under the 2010 Credit Facility will bear interest at an amount equal to a rate calculated based on the type of borrowing and the Company's Leverage Ratio. For term loans and revolving loans (other than Swing Line Loans), the Company may elect to pay interest based on an adjusted LIBOR rate plus between 2.00% and 2.75% or an Alternate Base Rate (as defined in the 2010 Credit Agreement) plus between 1.00% and 1.75%. The Company will also pay a commitment fee of between 35 to 50 basis points, payable quarterly, on the average daily unused amount of the Revolving Credit Facility. As of the date of this filing, the Company has not drawn any amounts under the 2010 Credit Facility.

Financing costs of $16.5 million paid to establish the 2010 Credit Facility were deferred and are being amortized to interest expense over the life of the 2010 Credit Facility. Financing costs associated with the 2009 Credit Facility not yet amortized as of November 30, 2010 totaled approximately $3.2 million on November 30, 2010. In accordance with the applicable accounting guidance for debt modifications, approximately $0.3 million of this amount was written off in proportion to decreased lending capacity provided by certain individual loan syndicates with a corresponding charge to earnings. The remaining $2.9 million was deferred and will be amortized over the life of the 2010 Credit Facility.

We recognized $5.4 million of interest expense related to our 2010 Credit Facility and 2009 Credit Facility for the year ended December 31, 2010.

7.00% Senior Notes Due 2020

In November 2010, we issued $400 million in aggregate principal amount of 7.00% Senior Notes due 2020 (the Senior Notes) at an issue price of 99.105%. The Senior Notes were issued in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. The Senior Notes are senior unsecured obligations of the Company and are guaranteed on a senior unsecured basis by certain of the Company's domestic subsidiaries. Interest on the Senior Notes is payable semiannually in arrears on June 15 and December 15 of each year, beginning on June 15, 2011. The Senior Notes will mature on December 15, 2020, subject to earlier repurchase or redemption in accordance with the terms of the Indenture incorporated by reference herein. We received proceeds of approximately $386.6 million from the issuance, net of the initial purchaser's discount and certain other costs of the offering.

On or after December 15, 2015, the Company may on any one or more occasions redeem all or a part of the Senior Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From December 15, 2015 to and including December 14, 2016	103.500%
From December 15, 2016 to and including December 14, 2017	102.333%
From December 15, 2017 to and including December 14, 2018	101.167%
From December 15, 2018 and thereafter	100.000%

In addition, at any time prior to December 15, 2013, the Company may redeem up to 35% of the aggregate principal amount of the Senior Notes at a specified redemption price set forth in the Indenture, plus accrued and unpaid interest and additional interest, if any. If the Company experiences certain change of control events, it must offer to repurchase the Senior Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.

The Indenture contains covenants that, among other things, restrict the Company's ability and the ability of its restricted subsidiaries to incur certain additional indebtedness and issue preferred stock, make restricted payments, sell certain assets, agree to any restrictions on the ability of restricted subsidiaries to make payments to the Company, create certain liens, merge, consolidate, or sell substantially all of the Company's assets, or enter into certain transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications, including the fall away or revision of certain of these covenants upon the Senior Notes receiving investment grade credit ratings.

We recognized $3.1 million of interest expense related to our Senior Notes for the year ended December 31, 2010.

1.75 % Convertible Senior Subordinated Notes Due 2015

In April 2008, we issued $379.5 million in aggregate principal amount of 1.75% Convertible Senior Subordinated Notes due April 15, 2015 (the Convertible Notes) in a private offering for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended.

We received proceeds of approximately $370.7 million from the issuance, net of the initial purchaser's discount and certain other costs of the offering. Interest is payable semi-annually in arrears on each April 15 and October 15 with the first interest payment being made on October 15, 2008. The Convertible Notes will mature on April 15, 2015, unless earlier converted or repurchased by us.

Holders of the Convertible Notes may convert their notes based on a conversion rate of 34.2466 shares of our common stock per $1,000 principal amount of notes (the equivalent of $29.20 per share), subject to adjustment upon certain events, only under the following circumstances as described in the Indenture for the Convertible Notes (the Indenture): (1) during specified periods, if the price of our common stock reaches specified thresholds; (2) if the trading price of the Convertible Notes is below a specified threshold; (3) at any time after October 15, 2014; or (4) upon the occurrence of certain corporate transactions. We will be permitted to deliver cash, shares of Endo common stock or a combination of cash and shares, at our election, to satisfy any future conversions of the Convertible Notes. It is our current intention to settle the principal amount of any conversion consideration in cash.

Concurrently with the issuance of the Convertible Notes, we entered into a privately-negotiated convertible note hedge transaction with affiliates of the initial purchasers. Pursuant to the hedge transaction we purchased common stock call options intended to reduce the potential dilution to our common stock upon conversion of the Convertible Notes by effectively increasing the initial conversion price of the Notes to $40.00 per share, representing a 61.1% conversion premium over the closing price of our common stock on April 9, 2008 of $24.85 per share. The call options allow us to purchase up to approximately 13.0 million shares of our common stock at an initial strike price of $29.20 per share. The call options expire on April 15, 2015 and must be net-share settled. The cost of the call option was approximately $107.6 million. In addition, we sold warrants to affiliates of certain of the initial purchasers whereby they have the option to purchase up to approximately 13.0 million shares of our common stock at an initial strike price of $40.00 per share. The warrants expire on various dates from July 14, 2015 through October 6, 2015 and must be net-share settled. We received approximately $50.4 million in cash proceeds from the sale of these warrants. The warrant transaction could have a dilutive effect on our earnings per share to the extent that the price of our common stock exceeds the strike price of the warrants at exercise.

As part of our broader share repurchase program described in Note 13, we also entered into a privately-negotiated accelerated share repurchase agreement with the same counterparty. We used approximately $314 million of the net proceeds from the Convertible Notes, together with approximately $11 million of cash on hand, to repurchase a variable number of shares of our common stock pursuant to the accelerated share repurchase agreement entered into as part of our broader share repurchase program. Pursuant to the accelerated share repurchase agreement, the counterparty delivered 11.9 million shares of our common stock to the Company on the day that the Convertible Note offering closed, April 15, 2008. On August 14, 2008, Endo received approximately 1.4 million additional shares of our common stock based on the volume-weighted average price of our common stock during a specified averaging period set forth by the accelerated share repurchase agreement.

The Company has reserved previously authorized shares of common stock for issuance pursuant to the aforementioned Convertible Notes transaction, the convertible note hedge transaction, and the warrant.

We accounted for the call options, warrants, and accelerated share repurchase agreement in accordance with the guidance regarding the accounting for convertible debt instruments that may be settled in cash upon conversion. The call options, warrants, and accelerated share repurchase agreement meet the requirements to be accounted for as equity instruments. The cost of the call options and the proceeds related to the sale of the warrants are included in additional paid-in capital in our Consolidated Balance Sheets as of December 31, 2010 and 2009. The common stock acquired through the accelerated share repurchase agreement has been included in treasury stock in our Consolidated Balance Sheets as of December 31, 2010 and 2009.

As discussed in Note 2, on January 1, 2009 the Company retrospectively adopted the provisions of the authoritative guidance relating to the accounting for convertible debt instruments. The guidance requires that issuers of convertible debt instruments that may be settled in cash or other assets on conversion to separately account for the liability and equity components of the instrument in a manner that will reflect the entity's nonconvertible debt borrowing rate on the instrument's issuance date when interest cost is recognized in subsequent periods.

As a result of our adoption, we separated the debt portion of our Convertible Notes from the equity portion at their fair value retrospective to the date of issuance and are amortizing the resulting discount into interest expense over the life of the Convertible Notes.

In order to determine the fair value of the debt portion and equity portion of our Convertible Notes, we first attempted to use a market approach by identifying prices and other relevant information generated by market transactions at or near the issuance date of our Convertible Notes, that involved comparable companies issuing nonconvertible debt with similar embedded features (other than the conversion feature). We were unable to identify any such transactions. As a result, the Company determined that an expected present value technique, or income approach that maximizes the use of observable market inputs is the preferred approach to measure the fair value of the debt and equity components of our Convertible Notes. Specifically, the Company used an income approach known as the binomial lattice model.

To calculate the fair value of the debt and equity components of our Convertible Notes, the Company constructed a binomial lattice to model future changes in the equity value of the Company, and a convertible bond lattice for the Convertible Notes, which incorporated certain inputs and assumptions, including scheduled coupon and principal payments, the conversion feature inherent in the Convertible Notes, the put feature inherent in the Convertible Notes, and a stock price volatility of 36% that was based on historic volatility of the Company's common stock and other factors.

An implied credit spread of 6.12% was calculated based on the results of the convertible bond lattice described above. The fair value of the debt component was then calculated by discounting the coupon and principal payments of the Convertible Notes with a risk free interest rate of 2.97% and the implied credit spread of 6.12%, which collectively represent the Company's estimated nonconvertible debt borrowing rate of 9.09%. As a result of this analysis, the fair value of the debt component of our Convertible Notes was determined to be $237.3 million on the date of issuance.

As a result of the retrospective adoption, we recorded an adjustment to our Consolidated Balance Sheet as of April 15, 2008 to separate the debt and equity components of our Convertible Notes. This adjustment resulted in a reclassification out of Convertible Senior Subordinated Notes Due 2015 into Additional Paid-In Capital of $142.2 million, which represents the fair value of the equity component of our Convertible Notes on the date of issuance.

In addition, we were required to reclassify the portion of the initial purchaser's discount and certain other costs of the offering that were attributable to the equity component of our Convertible Notes. The initial purchaser's discount and certain other costs of the offering were originally recorded as a contra-liability account applied to the face amount of the Convertible Notes and were being amortized to interest expense utilizing the effective interest method. Upon adoption, we recorded an adjustment out of the contra- liability account and into Additional Paid-In Capital of $3.3 million, which represents the portion of the original purchaser's discount and certain other costs of the offering that are relate to the equity component of our Convertible Notes.

The adoption resulted in the recognition of an additional $10.4 million of interest expense and a reduction to our income tax expense of $4.0 million for the year ended December 31, 2008. Accordingly, we recorded a $6.4 million adjustment to beginning retained earnings in our December 31, 2009 Consolidated Balance Sheet.

The carrying values of the debt and equity components of our Convertible Notes at December 31, 2010 and December 31, 2009 are as follows (in thousands):

	December 31, 2010	December 31, 2009
Principal amount of Convertible Notes	$379,500	$379,500
Unamortized discount related to the debt component(1)	(100,578)	(119,221)

Net carrying amount of the debt component	$278,922	$260,279

Carrying amount of the equity component	$142,199	$142,199

(1)	Represents the unamortized portion of the original purchaser's discount and certain other costs of the offering as well as the unamortized portion of the discount created from the separation of the debt portion of our Convertible Notes from the equity portion. This discount will be amortized to interest expense over the term of the Convertible Notes.

We recognized $28.0 million of interest expense related to our Convertible Notes for the year ended December 31, 2010, $9.3 million of which related to the contractual interest payments and $18.6 million of which related to the amortization of the debt discount and certain other costs of the offering. During the year ended December 31, 2009, we recognized $23.8 million of interest expense related to our Convertible Notes, $6.6 million of which related to the contractual interest payments and $17.2 million of which related to the amortization of the debt discount and certain other costs of the offering.

Convertible Notes Due July 2009

As a result of our acquisition of Indevus, the Company assumed Indevus' 6.25% Convertible Senior Notes due July 2009 (the Indevus Notes). Pursuant to the Indenture governing the Indevus Notes, within 30 days of the effective date of the Merger, holders of the Indevus Notes had the right to tender their notes for the principal amount of the Indevus Notes plus any accrued and unpaid interest. During this 30-day period, approximately $3.6 million in aggregate principal amount of Indevus Notes were tendered and the Company paid this amount in April 2009.

The Notes matured on July 15, 2009. Accordingly, the Company paid the remaining $68.3 million in outstanding principal to satisfy the Notes in their entirety.

Non-recourse Notes

On August 26, 2008, Indevus closed a private placement to institutional investors of $105.0 million in aggregate principal amount of 16% non-convertible, non-recourse, secured promissory notes due 2024 (Non-recourse notes). The Non-recourse notes were issued by Ledgemont Royalty Sub LLC (Royalty Sub), which was a wholly-owned subsidiary of Indevus at the time of the Non-recourse note issuance and subsequently became a wholly-owned subsidiary of the Company upon our acquisition of Indevus. As of the Indevus Acquisition Date, the Company recorded these notes at their fair value of approximately $115.2 million and began amortizing these notes to their face value of $105.0 million at maturity in 2024.

In August 2009, the Company commenced a cash tender offer for any and all outstanding Non-recourse notes. The purpose of the tender offer was to acquire any and all Notes to reduce our consolidated interest expense. The tender offer included an early tender deadline, whereby holders of the Non-recourse notes could early tender and receive the total early consideration of $1,000 per $1,000 principal amount of the Non-recourse notes. Holders who tendered their Non-recourse notes after such time and at or prior to the expiration of the tender offer period were eligible to receive the tender offer consideration of $950 per $1,000 principal amount of Non-recourse notes, which was the total early consideration less the early tender payment. The tender offer expired on September 24, 2009, at 5:00 p.m., New York City time (the Expiration Time). As of the Expiration Time, $48 million in Non-recourse notes had been validly tendered and not withdrawn. The Company accepted for payment and purchased Non-recourse notes at a purchase price of $1,000 per $1,000 principal amount, for a total amount of approximately $48 million (excluding accrued and unpaid interest up to, but not including, the payment date for the Non-recourse notes, fees and other expenses in connection with the tender offer). The aggregate principal amount of Non-recourse notes purchased represents approximately 46% of the $105 million aggregate principal amount of Non-recourse notes that were outstanding prior to the Expiration Time. Accordingly, the Company recorded a $4.0 million gain on the extinguishment of debt, net of transaction costs. The gain was calculated as the difference between the aggregate amount paid to purchase the Non-recourse notes and their carrying amount.

During the third quarter of 2010, Endo notified the holders of its intent to exercise its option to redeem the remaining $57 million of principal at 108% of the principal amount for approximately $62 million (amount excludes accrued and unpaid interest) on November 5, 2010. The notes were redeemed in November 2010.

Other Debt

In connection with our acquisition of HealthTronics, we assumed $40 million in outstanding debt drawn under the HealthTronics Senior Credit Facility. The Company repaid those amounts, including unpaid interest, on July 2, 2010 and the HealthTronics Senior Credit Facility was terminated as a result of the acquisition.

Upon our acquisition of HealthTronics, we also assumed $4.6 million in notes related to equipment purchased by HealthTronics' limited partnerships, which indebtedness we believe will be repaid from the cash flows of the partnerships. Since our acquisition in July of 2010, our partnerships repaid certain of these notes and financed additional purchases of equipment by obtaining additional similar notes. The carrying amount of our partnership's notes associated with the purchase of equipment is $5.2 million at December 31, 2010. These notes bear interest at either a fixed rate of five to eight percent or LIBOR or prime plus a certain premium and are due over the next four years.

Maturities

Maturities on long-term debt for each of the next five years as of December 31, 2010 are as follows (in thousands):

December 31, 2010
2011	$24,993
2012	34,246
2013	40,344
2014	45,154
2015	260,033